Commitments, Concessions and Contingent Liabilities (Narratives) (Details) ₪ / shares in Units, Numberofpersons in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2020 ₪ / shares	Jun. 30, 2020 USD ($)	Dec. 31, 2021 ILS (₪) Numberofpersons	Dec. 31, 2021 USD ($) Numberofpersons	Dec. 31, 2017 USD ($)	Dec. 31, 2016	Dec. 31, 2021 USD ($)
Capital commitments [abstract]
Contractual commitments for acquisition of raw materials and energy							$ 2,400,000,000
Contractual commitments for acquisition of Property, Plant and Equipment							617,000,000
Project cost to be paid throughout construction and operation period				$ 110,000,000
Expected extension of construction period			4 years	4 years
Expected extension of operation period			25 years	25 years
Total amount of new natural gas agreement with Energean					$ 1,800,000,000
Year of supply of natural gas					15 years
Price of gas supply obtained from Energean | ₪ / shares	₪ 4
Period of extension of unified concession for Rotem Israel			3 years	3 years
Rotem's existing obligations to rehabilitate its mining and plants areas				$ 19,000,000
Period of mining of phosphate or until exhaustion of raw material whichever occurs first						25 years
Long term lease agreement with a third party of office building		15 years
Extension term lease agreement with third party of office building		10 years
Annual rent on long-term lease agreement		$ 3,000,000
Indemnification payable for directors and officers limit							300,000,000
Consolidated Depreciation Expenses Relating To Assets In Concession Area							86,000,000
Property plant and equipment value for tax purposes of Dead Sea Works, Dead Sea Bromine and Dead Sea Magnesium				$ 6,000,000,000
Dsw Rate Of Royalties Payment			5.00%	5.00%
Royalty rate for production of phosphates			0.05	0.05
Additional amount royalty recognized				$ 7,000,000
Claimed remedies for an application for a class action on alleged environmental hazards to Zin stream			₪ 3,000,000,000				933,000,000
Remedy relating aquifer and Bokek stream restoration - application for certification of a claim as class action			1,400,000,000				435,000,000
Remedy relating dyke collapse - first class action for 8.68 million persons			₪ 1,000				311
Number of persons involved in salt harvesting project | Numberofpersons			8,680	8,680
Remedy relating dyke collapse - second class action			₪ 250,000,000				77,000,000
Award personal compensation			2,000,000,000				622,000,000
Remedy relating dyke collapse - third class action			202,500,000				63,000,000
Remedy relating dyke collapse - Nature and Parks Authority			397,000,000				123,000,000
A class action claim relating air pollution in Haifa Bay			₪ 13,400,000,000				4,200,000,000
The company's part in financing of the coastline defenses			39.50%	39.50%
The company's part in financing of the Salt Harvesting project			80.00%	80.00%
The government's part in financing of the Salt Harvesting project			20.00%	20.00%
Maximum government's share in financing of the Salt Harvesting project | ₪			₪ 1,400,000,000
ICL's damages lawsuit against IBM							300,000,000
IBM counterclaim			170,000,000				53,000,000
Net settlement of claimed compensation on holding in Sal Vesta				$ 17,000,000
Amount of damages alleged by group incurred respondents			133,000,000	40,000,000
Amount Of additional damages alleged by group incurred respondents			57,000,000	$ 17,000,000
Maximal damage for Hamonization for application for certification of a claim as class action			395,000,000				123,000,000
Minimal damage for Hamonization for application for certification of a claim as class action			26,000,000				8,000,000
Compensation in application for certification of a claim as class action regarding alleged monopolistic exploitation - difference test			56,000,000				17,000,000
Compensation in application for certification of a claim as class action regarding alleged monopolistic exploitation - comparison test			₪ 73,000,000				$ 23,000,000
Percentage of mining royalties			1.50%	1.50%
Royalty payment				$ 1,400,000